Other Long-Term Receivable - Schedule of Other Long-Term Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Other Long-Term Receivable [Abstract]
Other long-term receivables		$ 248,011
Total		$ 248,011